Derivative Instruments (Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts) (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Long [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 638,778,038	$ 711,424,947	$ 647,209,847	$ 651,438,869	$ 1,298,466,252
Long [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	563,199,016	623,381,797	551,918,998	594,608,329	1,069,608,758
Long [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	5,304,721	9,908,768	9,885,686	1,449,651	58,506,140
Long [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	105,533	3,483,270	5,699,917	4,514,320	18,708,435
Long [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	369,718,745	465,765,592	433,868,811	443,862,760	684,099,838
Long [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	508,193	55,860	75,460	312,778	6,012,536
Long [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	12,756,310	8,167,515	3,391,534	2,425,751	32,405,876
Long [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	421,375	2,494,206	2,867,192	2,068,245	5,798,787
Long [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	174,384,139	133,506,586	96,130,398	139,974,824	264,077,146
Long [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	75,579,022	88,043,150	95,290,849	56,830,540	228,857,494
Short [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	186,869,927	165,588,171	148,741,279	189,839,013	179,306,621
Short [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	75,409,080	63,521,177	68,116,089	91,966,523	113,364,695
Short [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	25,161,374	10,663,625	13,083,750	19,980,201	36,503,884
Short [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	19,042,922	16,076,288	15,034,753	9,729,741	17,339,007
Short [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	3,433,941	7,201,812	8,546,357	19,265,790	29,797,825
Short [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	578,507	1,364,840	1,308,067	1,891,970	2,708,046
Short [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	8,143,304	14,594,787	16,259,462	25,691,322	13,151,885
Short [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	5,662,123	1,866,875	1,660,076	4,421,026	7,150,901
Short [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	13,386,909	11,752,950	12,223,624	10,986,473	6,713,147
Short [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 111,460,847	$ 102,066,994	$ 80,625,190	$ 97,872,490	$ 65,941,926